Long-term debt, Terms and Repayment Schedule (Details)											1 Months Ended	12 Months Ended
		Aug. 31, 2025 USD ($)	Oct. 30, 2024 USD ($)	Oct. 28, 2024 USD ($)	Sep. 12, 2024 USD ($)	Apr. 09, 2024 MXN ($)	Jan. 18, 2024 USD ($)	Jan. 05, 2024 MXN ($)	Sep. 14, 2023 MXN ($)	Aug. 22, 2023 MXN ($)	Aug. 30, 2025 USD ($) $ / shares shares	Dec. 31, 2025 MXN ($)	Dec. 31, 2024 MXN ($)	Dec. 31, 2023 MXN ($)	Dec. 31, 2025 USD ($)	Sep. 12, 2025 USD ($)	Jun. 13, 2025 shares	Apr. 04, 2025 MXN ($)	Apr. 04, 2025 USD ($)	Mar. 07, 2025 USD ($)	Feb. 13, 2025 MXN ($)	Jan. 31, 2025 USD ($)	Jan. 30, 2025 USD ($)	Dec. 03, 2024 MXN ($)	Oct. 17, 2024 USD ($)	Oct. 02, 2024 USD ($)	Sep. 30, 2024 USD ($) Loan	May 26, 2024 USD ($)	Apr. 26, 2024 USD ($)	Mar. 27, 2024 USD ($)	Mar. 26, 2024 USD ($)	Mar. 20, 2024 shares	Feb. 26, 2024 USD ($)	Jan. 26, 2024 USD ($)	Dec. 31, 2023 USD ($)	Nov. 30, 2023 MXN ($)	Oct. 31, 2023 MXN ($)	Aug. 24, 2023 USD ($)	Jun. 26, 2023 USD ($)	May 31, 2023 USD ($)	Apr. 30, 2023 USD ($)	Mar. 31, 2023	Feb. 28, 2023 MXN ($)	Oct. 10, 2022 USD ($)	Oct. 18, 2018 USD ($)
Terms and repayment schedule [Abstract]
Currency	[1]											MXN
Maturity												36-month
Accrued interest payable												$ 916,613,493	$ 346,134,418
Total loans												10,719,644,941	11,174,200,426
Current installments												10,692,844,600	3,481,380,489
Long-term debt, excluding current installments												26,800,341	7,692,819,937
Credit line															$ 31,480,000												$ 18,149,309
Number of shares issued (in shares) | shares																	129,765,157															79,242,873
Number of loans | Loan																											3
Proceeds from borrowings												558,796,971	8,964,217,491	$ 2,116,176,076
Annual interest rate																											15.00%
Interest payment on borrowings												$ 729,903,221	565,772,570	257,726,242
Nacional Financiera, Sociedad Nacional de Credito, Institucion de Banca de Desarrollo [Member]
Terms and repayment schedule [Abstract]
Maturity												October 28, 2027
Total loans												$ 1,044,400,000			58,200,000
Credit line				$ 54,942,059																					$ 70,378,287
Proceeds from borrowings				$ 54,942,059
Nacional Financiera, Sociedad Nacional de Credito, Institucion de Banca de Desarrollo [Member] | SOFR [Member] | First Year [Member]
Terms and repayment schedule [Abstract]
Nominal interest rate				3.75%
Nacional Financiera, Sociedad Nacional de Credito, Institucion de Banca de Desarrollo [Member] | SOFR [Member] | Second Year [Member]
Terms and repayment schedule [Abstract]
Nominal interest rate				4.00%
Nacional Financiera, Sociedad Nacional de Credito, Institucion de Banca de Desarrollo [Member] | SOFR [Member] | Third Year [Member]
Terms and repayment schedule [Abstract]
Nominal interest rate				4.25%
Bancomext [Member]
Terms and repayment schedule [Abstract]
Total loans												$ 1,772,600,000			98,700,000
Exitus Capital S.A.P.I de C. V. ENR ("Exitus Capital") [Member]
Terms and repayment schedule [Abstract]
Credit line															15,000,000												$ 15,000,000
Exitus Capital [Member]
Terms and repayment schedule [Abstract]
Maturity												March 7, 2027
Total loans														$ 18,391,571														$ 374,000	$ 325,000		$ 311,000		$ 316,000	$ 70,000	$ 1,088,677
Credit line															2,500,000					$ 1,500,000							2,434,012
Principal amount									$ 200,000,000
Sale and lease back agreement																			$ 3,286,980
Termination period												36 months
Payment of loans		$ 20,403,165							$ 75,130,254
Exitus Capital [Member]
Terms and repayment schedule [Abstract]
Maturity												December 30, 2025
Total loans																																							$ 972,300
Credit line																											$ 715,297
Administradora de Soluciones de Capital, S.A. de C.V. SOFOM ENR (Finamo) [Member]
Terms and repayment schedule [Abstract]
Maturity												12 months
Borrowings gross																								$ 144,493,360
Annual interest rate																								22.00%
Finamo [Member]
Terms and repayment schedule [Abstract]
Total loans								$ 350,000,000				$ 964,200,000			53,700,000
Proceeds from borrowings							$ 26,000,000	$ 350,000,000
Annual interest rate							15.00%	17.00%
Sale and lease back agreement																																				$ 60,000,000	$ 60,000,000						$ 350,000,000
Termination period												48 months
Prepayment of loans																										$ 3,661,930
Senior Notes [Member]
Terms and repayment schedule [Abstract]
Nominal interest rate					11.00%
Maturity												September 12, 2031
Accrued interest payable																$ 300,000,000
Total loans																$ 300,000,000
Current installments												$ 5,494,100,000			306,000,000
Annual interest rate																11.00%
Payment of loans					$ 300,000,000
Proceeds from issuance of notes					$ 300,000,000
Senior Notes [Member] | Payment In Kind PIK [Member]
Terms and repayment schedule [Abstract]
Nominal interest rate					2.00%
Interest capitalization period												3 years
ALG [Member]
Terms and repayment schedule [Abstract]
Total loans												$ 359,100,000			20,000,000
Annual interest rate																																										10.00%
Interest payment on borrowings												$ 0
Santander International [Member]
Terms and repayment schedule [Abstract]
Maturity												March 7, 2027
Credit line																														$ 2,000,000	1,500,000
Payment of loans			$ 500,000
Exitus Capital [Member]
Terms and repayment schedule [Abstract]
Sale and lease back agreement																		$ 3,286,980
Syndicated Secured Mortgage Loan [Member]
Terms and repayment schedule [Abstract]
Maturity												February 5, 2033
Credit line															30,000,000																							$ 45,000,000
Syndicated Secured Mortgage Loan [Member] | Maximum [Member]
Terms and repayment schedule [Abstract]
Credit line															239,811,150
Sofoplus S.A.P.I de C. V., SOFOM ER [Member]
Terms and repayment schedule [Abstract]
Maturity												February 1, 2028
Total loans																					$ 5,129,228	$ 870,772
Credit line															$ 15,000,000
Annual interest rate																							16.00%
Payment of loans										$ 57,593,160
Sofoplus S.A.P.I de C. V., SOFOM ER [Member] | Maximum [Member]
Terms and repayment schedule [Abstract]
Credit line																							$ 6,000,000
Murano World, S. A. de C. V. ("Murano World") [Member]
Terms and repayment schedule [Abstract]
Maturity						6 months						November 5, 2025
Credit line																														$ 2,000,000	$ 1,500,000
Proceeds from borrowings						$ 100,000,000
Annual interest rate						22.00%
Inmobiliaria Insurgentes [Member]
Terms and repayment schedule [Abstract]
Cost to obtain loans and commissions												$ (15,692,913)	(17,038,019)
Total loans												$ 1,756,951,194	2,012,028,406
Inmobiliaria Insurgentes [Member] | Bancomext [Member]
Terms and repayment schedule [Abstract]
Currency	[2]											USD
Maturity	[2]											2037
Borrowings gross	[2]											$ 1,772,644,107	$ 2,029,066,425
Inmobiliaria Insurgentes [Member] | Bancomext [Member] | SOFR [Member]
Terms and repayment schedule [Abstract]
Nominal interest rate	[2]											3.50%	3.50%		3.50%
Inmobiliaria Insurgentes [Member] | Syndicated Secured Mortgage Loan [Member]
Terms and repayment schedule [Abstract]
Total loans																																												$ 7,500,000	$ 49,753,000
Credit line																																								$ 100,000,000	$ 25,000,000
Murano World [Member]
Terms and repayment schedule [Abstract]
Cost to obtain loans and commissions												$ (4,191,139)	$ (7,833,206)
Total loans												$ 1,211,120,004	$ 1,232,739,610
Murano World [Member] | Exitus Capital S.A.P.I de C. V. ENR ("Exitus Capital") [Member]
Terms and repayment schedule [Abstract]
Currency	[3]											USD
Nominal interest rate	[3]											15.00%	15.00%		15.00%
Maturity	[3]											2029
Borrowings gross	[3]											$ 366,293,953	$ 373,168,040
Murano World [Member] | Administradora de Soluciones de Capital, S.A. de C.V. SOFOM ENR (Finamo) [Member]
Terms and repayment schedule [Abstract]
Currency	[4]											USD
Nominal interest rate	[1]											22.00%	22.00%		22.00%
Maturity	[1]											2025
Borrowings gross	[1]											$ 144,493,360	$ 144,493,360
Murano World [Member] | Finamo [Member]
Terms and repayment schedule [Abstract]
Currency	[5]											MXN
Nominal interest rate	[5]											15.76%	15.76%		15.76%
Maturity	[5]											2027
Borrowings gross	[5]											$ 318,667,489	$ 282,011,355
Murano World [Member] | ALG [Member]
Terms and repayment schedule [Abstract]
Currency	[6]											USD
Nominal interest rate	[6]											10.00%	10.00%		10.00%
Maturity	[6]											2030
Borrowings gross	[6]											$ 359,056,000	$ 410,206,000
Murano World [Member] | Santander International [Member]
Terms and repayment schedule [Abstract]
Currency	[7]											USD
Maturity	[7]											2027
Borrowings gross	[7]											$ 26,800,341	$ 30,694,061
Murano World [Member] | Santander International [Member] | Best rate [Member]
Terms and repayment schedule [Abstract]
Nominal interest rate	[7]											0.80%	0.80%		0.80%
Edificaciones BVG [Member]
Terms and repayment schedule [Abstract]
Total loans												$ 0	$ 4,776,175
Edificaciones BVG [Member] | Exitus Capital [Member]
Terms and repayment schedule [Abstract]
Total loans	[8]											0	4,776,175
Murano P.V. [Member]
Terms and repayment schedule [Abstract]
Cost to obtain loans and commissions												(17,888,282)	(26,599,533)
Total loans												$ 1,527,583,731	$ 1,658,439,104
Murano P.V. [Member] | Administradora de Soluciones de Capital, S.A. de C.V. SOFOM ENR (Finamo) [Member]
Terms and repayment schedule [Abstract]
Nominal interest rate	[4]											15.00%	15.00%		15.00%
Maturity	[4]											2030
Total loans	[4]											$ 401,030,907	$ 458,160,522
Murano P.V. [Member] | Exitus Capital [Member]
Terms and repayment schedule [Abstract]
Borrowings tenor											48 months
Accrued interest payable											$ 2,209,102
Credit line											20,403,165
Principal amount											18,194,063
Value of shares issued											$ 3,102,985
Number of shares issued (in shares) | shares											356,665
Share price (in dollars per share) | $ / shares											$ 8.7
Annual interest rate											15.00%
Murano P.V. [Member] | NAFIN [Member]
Terms and repayment schedule [Abstract]
Currency	[9]											USD
Murano P.V. [Member] | NAFIN [Member] | SOFR [Member]
Terms and repayment schedule [Abstract]
Maturity	[9]											2027
Total loans	[9]											$ 1,044,441,106	$ 1,126,878,115
Murano P.V. [Member] | NAFIN [Member] | SOFR [Member] | First Year [Member]
Terms and repayment schedule [Abstract]
Nominal interest rate	[9]											3.75%	3.75%		3.75%
Murano P.V. [Member] | NAFIN [Member] | SOFR [Member] | Second Year [Member]
Terms and repayment schedule [Abstract]
Nominal interest rate	[9]											4.00%	4.00%		4.00%
Murano P.V. [Member] | NAFIN [Member] | SOFR [Member] | Third Year [Member]
Terms and repayment schedule [Abstract]
Nominal interest rate	[9]											4.25%	4.25%		4.25%
Murano P.V. [Member] | ASC Finamo [Member]
Terms and repayment schedule [Abstract]
Currency	[10]											MXN
Nominal interest rate	[10]											22.00%	22.00%		22.00%
Maturity	[10]											2025
Total loans	[10]											$ 100,000,000	$ 100,000,000
Fideicomiso 4323 [Member]
Terms and repayment schedule [Abstract]
Cost to obtain loans and commissions												(186,718,865)	(233,007,287)
Total loans												$ 5,307,376,519	$ 5,920,082,713
Fideicomiso 4323 [Member] | Senior Notes [Member]
Terms and repayment schedule [Abstract]
Currency	[11]											USD
Nominal interest rate	[11]												11.00%
Maturity	[11]											2031
Total loans	[11]											$ 5,494,095,384	$ 6,153,090,000
Fideicomiso 4323 [Member] | Senior Notes [Member] | Payment In Kind PIK [Member]
Terms and repayment schedule [Abstract]
Nominal interest rate	[11]												2.00%

[1]	On December 3, 2024, Murano World, as borrower and the major shareholders of the Company as joint obligors signed a loan agreement with Administradora de Soluciones de Capital, S.A. de C.V. SOFOM E.N.R. (Finamo) in the amount of $144,493,360 with maturity of 12 months and pays interest in a two-month period at the annual rate of 22%. The Company did not make interest and principal payments as applicable under this loan agreement from January 1st to December 31, 2025. As result of the covenant breaches with this loan, the balance was classified as current liability as of December 31, 2025. See note 20 for additional details about defaults subsequent to December 31, 2025.
[2]	On October 18, 2018, Inmobiliaria Insurgentes 421 obtained a U.S.$49,753,000 unsecured loan with Bancomext. This loan was renegotiated to U.S.$7,500,000 on October 10, 2022. With this loan, the Company repaid fully the first loan, including interest. This loan is secured by the Insurgentes Complex with OHI421 and OHI421 Premium jointly liable and with the pledge of the Murano PV shares.In May 2023, the Company restructured this loan with an increase of U.S.$25,000,000 giving a total credit line of U.S.$100,000,000.On April 4, 2024, the Company amended the loan agreement between Inmobiliaria Insurgentes 421 and Bancomext. The main change included reducing the amount of the principal payments from April 2024 to April 2025, as well as receiving an event of default waiver from Bancomext, in connection with the borrower’s funding obligations in respect of the debt service reserve accounts. The parties executed an amendment and waiver agreement to provide new terms and conditions with respect to the funding obligations of the debt service reserve accounts.On July 4, 2025 the Company signed the amendment of this loan agreement previously approved by Bancomex on June 18, 2025. The main amendment was the re-scheduling of principal payments over the remaining maturity of this loan in smaller amounts in comparation to the original amortization tab described in the last amended to this agreement from April 4, 2024 as well as the elimination of one of the two debt service reserve funds if during a period of six months the Group is able to maintain the couple of debt service funds fully funded. The above re-structuring will allow the Company to stabilize the operations of the Insurgentes 421 Hotels (Andaz and Mondrian) in the forthcoming months. On July 16, 2025 the Company also signed the substitution of the trustee from CI Banco to Bancomext. Final amendments of the Trust were signed on December 18, 2025.As of December 31, 2025 and 2024, the Company has not fully funded the debt services reserve accounts, resulting in a covenant breach. The loan has not been accelerated, and the creditor has not notified an intention to do so. As of December 31, 2025 and 2024, the entire balance is classified as a current liability.
[3]	The Loan balance with Exitus is described as follows:(i)Syndicated secured mortgage loan of U.S.$30,000,000 (U.S.15,000,000 granted by Exitus and U.S.$15,000,000 granted by Sofoplus) with the major shareholders of the Company as joint obligors (“Exitus Loan I”). The balance of this loan was repaid in full on September 30, 2024 with the proceeds of the Exitus Loan IV described below.(ii)Loan agreement up to U.S.$2,500,000 with the major shareholders as joint obligors. As of December 31, 2023, the total amount drawn was $18,391,571 (U.S. $1,088,677). On January 26, 2024, February 26, 2024, March 26, 2024, April 26, 2024 and May 26, 2024, the Company drew U.S.$70,000, U.S.$316,000, U.S.$311,000, U.S.$325,000 and U.S.$374,000 respectively. (“Exitus Loan II”). The balance of this loan was repaid in full on September 30, 2024 with the proceeds of the Exitus Loan IV described below.(iii)Loan agreement for U.S.$972,300 signed on June 26, 2023 (Exitus Loan III). The balance of this loan was repaid in full on September 30, 2024 with the proceeds of the Exitus Loan IV described below.F-42Table of Contents(iv)On September 30, 2024, Murano World restructured its debt with Exitus Capital and substituted the remaining balance of the three loans described in the sections 2. (i) (ii) and (iii) above in the amounts of U.S.$15,000,000, U.S.$2,434,012 and U.S.$715,297, respectively. The amount of the new credit line was U.S.$18,149,309 (“Exitus Loan IV”). This new loan requires us to pay interest quarterly at the annual interest rate of 15% starting October 1, 2024, with maturity on December 30, 2025. The balance of this loan was fully re-paid with the proceeds from the Exitus Loan V described below.(v)In August 2025, Murano World entered into a new loan agreement with Exitus for the amount of US$20,403,165 (“Exitus Loan V”). The Company used the proceeds of this loan to repay in full the Exitus Loan IV described above. It included a payment of the principal amount of U.S.$18,194,063 and interest accrued of U.S.$2,209,102 as of June 30, 2025. The new loan term maturity is 48 months and accrues quarterly interest at an annual rate of 15%. The loan includes a six month grace period for the payment of interest and principal since July 1, 2025, and was due on December 30, 2025. Principal payments will begin on the 36th month anniversary of the loan. The Company did not make the interest payment of the six month period of grace of this loan. The Company also breached a covenant of this agreement that required to paid an equity kicker in the amount of U.S.3,102,985 or its equivalent in Murano Global Investment ordinary shares (approximately 356,665 at a share price of U.S.$8.7).As result of the covenant breaches with this loan, the balance was classified as current liability as of December 31, 2025. See note 20 for additional details about defaults subsequent to December 31, 2025.
[4]	On January 5, 2024, the Company signed a loan agreement with Finamo for $350,000,000 at a fixed annual interest rate of 17%; funds were received on the same date. On January 5, 2024, the Company and the major shareholder of the Company as joint obligor, also signed an additional loan agreement with Fínamo for U.S.$26,000,000 at a fixed annual interest rate of 15%. The funds were received on January 18, 2024, and part of this loan was used to pay the $350,000,000 described above. Unit 3 of the land in Grand Island was given as a guarantee under this loan agreement. On October 2, 2024, the Company made a prepayment of U.S. $3,661,930. The Company did not make interest and principal payments as applicable under this loan agreement from January 1st to December 31, 2025. As result of the covenant breaches with this loan, the balance was classified as current liability as of December 31, 2025. See note 20 for additional details about defaults subsequent to December 31, 2025.
[5]	Sale and lease back agreement signed with Finamo in February 2023 for an amount of $350,000,000 with a 48-month termination period. The agreement includes the pledge of plots of land as security in La Punta Baja Mar that are subject to a registered debenture. The Company signed additional sale and lease back agreements for $60,000,000 in October and November 2023. . The Company did not make lease payments under this instrument from February 1st to December 31, 2025. As result of the covenant breaches with this loan, the balance was classified as current liability as of December 31, 2025. See note 20 for additional details about defaults subsequent to December 31, 2025.
[6]	Secured loan agreement signed by Murano World, on March 31, 2023, for purchase and development of the beach club, which also guarantees this loan. This loan accrues interest at an annual rate of 10%. The interest payment due in December 2024 was not made, and as result of, this loan is breached. Although the loan has not been accelerated and the creditor thereunder has not threatened to accelerate the loan, pursuant to IAS 1 “Presentation of financial statements”, this loan is classified as current liability as of December 31, 2025. As of the date of the issuance of these financial statements, the Company is discussing a negotiation with ALG to remedy this default..See note 20 for additional details about defaults subsequent to December 31, 2025.
[7]	Loan with “Best rate” interest for preferred clients. On March 27, 2024, Murano World increased this credit line from U.S.$1,500,000 to U.S.$2,000,000. On October 30, 2024, the Company repaid U.S.$500,000 to this loan agreement. See note 20 for additional information about this loan. On March 7, 2025, Murano World extended the maturity of the Santander loan from March 7, 2025 to March 7, 2027.
[8]	Sale and lease back agreement signed with Exitus Capital in December 2019 with a 36-month termination period for each tranche. On April 4, 2025 Murano World repaid in full the outstanding balance of the sale and lease back agreement with Exitus at that date in the amount of $3,286,980.
[9]	On October 17, 2024, Murano PV, as borrower, the major shareholders of the Company as joint obligors, and NAFIN signed a secured loan agreement up to U.S.$70,378,287. This loan is intended to assist Murano PV with its working capital. The maturity of this loan is due October 28, 2027. The Company received the tranche A and part of the tranche B on October 28, 2024, in the amount of U.S.$54,942,059 at the signature date of the agreement. The interest will be capitalized during the term of the loan at the interest rate of SOFR + 3.75% for the first year, SOFR + 4.00% for the second year and SOFR + 4.25% for the third year. Not being in default of any covenants under this loan agreement is a condition for any drawdown of the remaining balance of Tranche B (used for the interest payments).As of December 31, 2025 the Company did not make the 2025 fourth quarter interest payment as per the amortization table of this loan. The Company also breached the following covenants included in the waiver obtained last June 26, 2025: (i) The construction of the 616 hotel rooms related to the GIC I second phase was not finalized before December 31, 2025; (ii) The Company did not execute the change in mortgage guarantee from the private units 4 & 5 of the Cancun complex to the private unit 3.As result of the covenant breach described above, this loan is classified as current liability as of December 31, 2025.The Company maintained active discussion with NAFIN to make the payment of the balance by executing the mortgage guarantee and is revisiting if the private unit 5 of the Cancun Complex will be sufficient to cover the debt. See note 20 for additional details about defaults subsequent to December 31, 2025.
[10]	On April 9, 2024, Murano PV and the major shareholder of the Company as joint obligor, signed a loan agreement with Finamo for $100,000,000 with maturity in 6 months and a fixed annual interest rate of 22%. On December 3, 2024 the Company negotiated an extension to pay the principal amount of this loan from October 4, 2024, to November 5, 2025. The Company did not make interest and principal payments as applicable under this loan agreement from January 1st to December 31, 2025. As a result of the covenant breaches with this loan, the balance was classified as current liability as of December 31, 2025. See note 20 for additional details about defaults subsequent to December 31, 2025.
[11]	On September 12, 2024, the Company issue Senior Secured Notes for U.S.$300,000,000 (the “2031 Notes”) with maturity on September 12, 2031, and will pay semi-annual coupons at an interest rate of 11% plus a 2% of PIK interest that will be capitalized over the first three years of the notes. The Senior Secured Notes are guaranteed by a mortgage over the private units 1 and 2 of the GIC Complex as well as the collection rights of the revenues generated by phase one of the GIC Complex. The main uses of this financing were to repay in full the balances of the secured mortgage syndicated loan of Fideicomiso Murano 2000 /CIB 3001 and the VAT credit both described above, respectively.The Company did not make the second coupon interest payment due on September 12, 2025 in respect of the 2031 Notes and failed to cure this situation within the 30-day grace period ending on October 12, 2025. Such failure constitutes an Event of Default under the Indenture governing the 2031 Notes. The Company also delivered the 2024 audited financial statements of the entities Murano PV, Fideicomiso Murano 2000, Operadora Hotelera GI, and Fideicomiso CIB 4323 after the 120 days period established in Section 4.03 of the Indenture governing the 2031 Notes issued on September 12, 2024 . The Company has not yet delivered the audited financial statements of the Trust 3224, which includes the mortgage over the private unit 2 of the Cancun Complex, as this trust has no operations other than the mortgage described above. The Company expects to deliver those financial statements in the short term. Due to the breaches described above the 2031 Notes are classified as current liability as of December 31, 2025.The Company continued with formal discussion with the ad hoc group of the 2031 Note holders after December 31, 2025, and, as described, in note 20 (i) a term sheet agreement for the restructuring of the 2031 Notes was reached on March 10, 2026. See note 20 (i) for additional information.